Corporate and Business Information	6 Months Ended
Jun. 30, 2025
Corporate and Business Information [Abstract]
Corporate and business information

Note 1. Corporate and business information

Nvni Group Limited (“Nvni Group” “Nuvini” or the “Company”) is a Cayman Island exempted limited liability company, incorporated on November 16, 2022. The registered office of the Company is CO Services Cayman Limited, P.O. Box 10008, Willow House, Cricket Square, Grand Cayman, KY1-1001, Cayman Islands. The Company’s principal executive office is located at Rua Jesuíno Arruda, nº769, sala 20B, Itaim Bibi, in São Paulo, Brazil.

Nvni Group is a holding company and conducts substantially all of its business through Nuvini S.A. and its acquired subsidiaries (collectively, the “Nuvini Acquired Companies”). For periods prior to February 26, 2023, the financial statements represent the results of operations of Nuvini S.A. and periods after February 26, 2023, represent the results of operations of Nvni Group. Nuvini and its subsidiaries, including the Nuvini Acquired Companies, will be referred to collectively herein as the “Group”.

Nuvini’s strategy is focused on acquiring and operating established companies in the business-to-business (“B2B”) software as a service (“SaaS”) market in Brazil and Latin America. Nuvini’s acquisition targets are generally profitable B2B SaaS companies with a consolidated business model, recurring revenue, positive cash generation and/or growth potential.

Nuvini’s business philosophy is to invest in established companies and foster an entrepreneurial environment that enables companies to become leaders in their respective industries, creating value through long-term partnerships with existing management teams and accelerating growth through improved commercial strategies, increased efficiency of internal processes and enhanced governance structures.

Consolidated subsidiaries

The following table lists the Company’s subsidiaries as of June 30, 2025, and December 31, 2024. The subsidiaries have share capital consisting solely of ordinary shares that are held directly by the Company, and the proportion of ownership interests held equals the voting rights held by the Company. The country of incorporation or registration is also their principal place of business:

Subsidiaries	Place of Business/Country of Incorporation	Equity Ownership Held by the Company 6/30/2025	Equity Ownership Held by the Company 12/31/2024
Effecti Tecnologia Web LTDA. (“Effecti”)	Brazil	100%	100%
Leadlovers Tecnologia LTDA. (“Leadlovers”)	Brazil	100%	100%
Ipe Tecnologia LTDA. (“Ipe”)	Brazil	100%	100%
Dataminer Dados, Informações e Documentos LTDA (“Datahub”)	Brazil	100%	100%
Onclick Sistemas de Informação LTDA. (“Onclick”)	Brazil	100%	100%
Simplest Software LTDA (“Mercos”)	Brazil	57.91%	57.91%
Smart NX	Brazil	-	55%
Nuvini S.A	Brazil	100%	100%
Nuvini LLC	United States of America	100%	100%

Effecti

Effecti sells access to the “My Effecti” platform, a tool used by companies that wish to participate in bids. Within the platform, bidders can find, register, dispute and monitor the notices issued by the Brazilian federal, state and municipal government through electronic trading sessions.

Leadlovers

Nuvini acquired 100% of the equity interest of Leadlovers, a company based in Curitiba, Paraná that delivers an all-in-one digital marketing platform. Leadlovers offers a 100% online platform to optimize companies’ digital marketing strategy and assist entrepreneurs in enhancing online sales, allowing them to streamline and automate repetitive marketing processes.

Leadlovers acquired Mundi, an online platform that connects brands with consumers, suppliers, and retail chains based in São Paulo, Brazil. This acquisition integrates Munddi into Nuvini’s expanding ecosystem of software companies, with a particular focus on retail and supply chain solutions.

Ipe

Nuvini acquired 100% of the equity interest in Ipe, a company based in Uberlândia, Minas Gerais, which serves as the largest enterprise resource planning (“ERP”) service provider for eyeglass shops. Ipe offers store owners an ERP system subscription that aims to help manage stores, meet tax obligations and optimize sales.

Datahub

Nuvini acquired 100% of the equity interest in Datahub, a company based in Tupã, São Paulo that offers an innovative data intelligence platform, uniting cutting-edge technology and new data sources. Datahub utilizes sophisticated and efficient data analytics, machine learning, and customer knowledge to drive efficiencies in marketing, sales, risk, and compliance actions, while prioritizing responsible data management to protect its customers’ business.

Onclick

Nuvini acquired 100% of the equity interest in Onclick, a company based in Marília, State of São Paulo. Onclick comprises three subsidiaries; Onclick Sistemas de Informação LTDA, APIE.COMM Tecnologia LTDA (“Apie.comm”), and Commit Consulting LTDA. (“Commit”). Onclick controls 100% of the subsidiaries and they offer the following services to the market:

●	A management ERP for retail, e-commerce, industry, distribution and services.

●	Business management in technology offering IT solutions and business processes tailored to its customers.

●	Complete integration solution to support various technologies involved in e-commerce operations.

Mercos

Nuvini acquired 100% of the equity interest in Mercos, a software company that organizes and automates the activities of independent sales representatives and sales orders from manufacturers and distributors. Mercos is focused on providing e-commerce and sales solutions for B2B entities. In November 2022, the Company amended the Mercos agreement reselling 42.09% of the Mercos shares to the previous seller.

Smart NX

Nuvini acquired 55% of the equity interest in Smart NX, a company in Matias Barbosa, Minas Gerais, Brazil. Smart NX operates under two subsidiaries, Smart NX and Smart NX LTDA. Smart NX is the directly owned subsidiary. Smart NX is a limited liability company duly organized under the laws of Brazil and based in Matias Barbosa, Minas Gerais, Brazil. Smart NX builds digital client experience journeys that connect B2C companies with their clients via sales billing and client service. Smart NX delivers a full digital journey for its clients for higher client service efficiency, increases in sales and collections, cost reductions through digitalized operation and higher client satisfaction.

Deconsolidation of Smart NX

On January 25, 2023, the Company acquired a 55% controlling interest in Smart NX in a non-cash transaction involving the issuance of shares, consolidating it into the Company’s financial statements. On May 8, 2025, the Company and Smart NX mutually agreed to terminate the acquisition agreement under which the Company held a controlling interest, retaining no investment in Smart NX. As a result, the Company lost control over Smart NX and deconsolidated the subsidiary effective as of that date.

The deconsolidation was a strategic decision, following an internal assessment of Smart NX’s projected cash flow generation relative to the remaining acquisition cost. In addition, the Company reallocated its strategic focus and investment toward the adoption of artificial intelligence (AI) within its core operations and product development, which is more closely aligned with its long-term growth objectives.

As of the deconsolidation date, Smart NX reported net income of R$2.9 million, which is reflected in the Company’s consolidated financial results for the period. The derecognition of the subsidiary’s assets and liabilities resulted in a R$38.7 million expense impact recorded within other operating expenses in the unaudited interim condensed consolidated statements of loss and comprehensive loss for the six-months ended June 30, 2025. Upon discontinuation, the Company derecognized goodwill of R$15.5 million, property and equipment and right-of-use assets of R$0.4 million, intangible assets of R$11.2 million, other assets of R$5.5 million, and lease liabilities of R$0.3 million, NCI of R$1.7 million and accumulated losses of R$4.6 million, resulting in a R$35.8 million impact on operating cash flows reflected in the unaudited interim condensed consolidated statement of cash flows for the six months ended June 30, 2025.

Nuvini S.A.

Nuvini S.A. is a corporation duly incorporated under the laws of Brazil, with its head office at Rua Jesuíno Arruda, No. 769, Suite 20B, Itaim Bibi, São Paulo, Brazil. 04.532-082. Nuvini S.A. acquires and operates software companies within SaaS markets in Brazil. Nuvini S.A. is the leading private serial software business acquirer in Brazil and intends to use funding and capital markets access to continue expanding its acquisition strategy in Brazil and Latin America.

Nuvini LLC

Nuvini LLC was incorporated in the United States of America to explore opportunities for strategic partnerships abroad.